UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

I Class Shares - AEMZX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$60	1.10%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,598,473,357	559	$6,203,425	36%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Taiwan 25.5%
South Korea 19.1%
China 15.2%
India 9.9%
Hong Kong 7.5%
Brazil 4.2%
Saudi Arabia 2.7%
United Arab Emirates 2.1%
South Africa 2.0%
Thailand 1.9%
Mexico 1.7%
Poland 1.7%
Short-Term Investment 0.3%
Other Countries 6.1%

Table Summary
Value	Value
Other Countries	6.1%
Short-Term Investment	0.3%
Poland	1.7%
Mexico	1.7%
Thailand	1.9%
South Africa	2.0%
United Arab Emirates	2.1%
Saudi Arabia	2.7%
Brazil	4.2%
Hong Kong	7.5%
India	9.9%
China	15.2%
South Korea	19.1%
Taiwan	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	14.0%
Samsung Electronics	7.1%
SK hynix	5.0%
China Construction Bank, Cl H	2.2%
MediaTek	2.1%
Delta Electronics	1.7%
Alibaba Group Holding	1.4%
Petroleo Brasileiro - Petrobras ADR	1.4%
Hana Financial Group	1.3%
Tencent Holdings	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AEMZX-SAR-2026

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Investor Class Shares - AEMGX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$72	1.32%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,598,473,357	559	$6,203,425	36%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	6.1%
Short-Term Investment	0.3%
Poland	1.7%
Mexico	1.7%
Thailand	1.9%
South Africa	2.0%
United Arab Emirates	2.1%
Saudi Arabia	2.7%
Brazil	4.2%
Hong Kong	7.5%
India	9.9%
China	15.2%
South Korea	19.1%
Taiwan	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	14.0%
Samsung Electronics	7.1%
SK hynix	5.0%
China Construction Bank, Cl H	2.2%
MediaTek	2.1%
Delta Electronics	1.7%
Alibaba Group Holding	1.4%
Petroleo Brasileiro - Petrobras ADR	1.4%
Hana Financial Group	1.3%
Tencent Holdings	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AEMGX-SAR-2026

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Y Class Shares - AEMVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$65	1.20%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,598,473,357	559	$6,203,425	36%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	6.1%
Short-Term Investment	0.3%
Poland	1.7%
Mexico	1.7%
Thailand	1.9%
South Africa	2.0%
United Arab Emirates	2.1%
Saudi Arabia	2.7%
Brazil	4.2%
Hong Kong	7.5%
India	9.9%
China	15.2%
South Korea	19.1%
Taiwan	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	14.0%
Samsung Electronics	7.1%
SK hynix	5.0%
China Construction Bank, Cl H	2.2%
MediaTek	2.1%
Delta Electronics	1.7%
Alibaba Group Holding	1.4%
Petroleo Brasileiro - Petrobras ADR	1.4%
Hana Financial Group	1.3%
Tencent Holdings	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AEMVX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Semi-Annual Financials and Other Information
April 30, 2026

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
Notes to Financial Statements	32
Other Information (Form N-CSRS Items 8-11)	46

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value
Brazil — 3.4%
Communication Services — 0.7%
Telefonica Brasil	364,100	$2,896,300
TIM	1,513,700	7,883,663
		10,779,963
Consumer Discretionary — 0.4%
C&A MODAS	511,500	1,173,440
Cogna Educacao	1,014,970	569,816
Cury Construtora e Incorporadora	104,000	627,554
Even Construtora e Incorporadora	57,900	73,430
GUARARAPES CONFECCOES	291,600	566,500
Magazine Luiza	288,900	483,659
Ser Educacional	72,273	185,798
Ultrapar Participacoes	358,300	2,166,384
		5,846,581
Consumer Staples — 0.2%
Ambev	169,800	500,299
Camil Alimentos	32,500	41,349
JBS NV *	208,106	3,353,281
Seara Alimentos * (A)	911	—
		3,894,929
Energy — 1.4%
Petroleo Brasileiro - Petrobras ADR	997,857	21,982,790

Financials — 0.5%
Banco Bradesco ADR	1,410,740	5,473,671
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A	205,551	2,059,621
		7,533,292
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos	22,200	35,193

Industrials — 0.0%
Movida Participacoes	120,500	294,205

Information Technology — 0.0%
Grupo Multi	45,200	14,331
TOTVS	4,500	29,081
VTEX, Cl A *	43,000	161,680
		205,092
Materials — 0.2%
CSN Mineracao	111,400	105,285
Gerdau ADR	276,680	1,264,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — (continued)
Materials — (continued)
Vale	88,400	$1,451,732
		2,821,445
Utilities — 0.0%
Cia Paranaense de Energia - Copel	293,700	942,464
Light S *	11,345	11,135
		953,599
TOTAL BRAZIL		54,347,089

Chile — 0.2%
Consumer Discretionary — 0.1%
Empresas Copec	6,336	44,383
Falabella	396,282	2,400,214
		2,444,597
Financials — 0.0%
Banco Santander Chile	3,039,945	243,078

Industrials — 0.0%
Quinenco	13,134	64,224

Utilities — 0.1%
Enel Americas	6,198,279	578,628
Enel Chile	3,229,570	290,005
		868,633
TOTAL CHILE		3,620,532

China — 15.2%
Communication Services — 2.2%
37 Interactive Entertainment Network Technology Group, Cl A	38,800	122,590
Autohome ADR	139,450	2,597,954
Focus Technology, Cl A	269,880	1,207,499
G-bits Network Technology Xiamen, Cl A	91,489	5,472,622
JOYY ADR	32,859	1,938,352
Tencent Holdings	318,300	19,331,080
Zhejiang Century Huatong Group, Cl A *	1,981,800	4,642,997
		35,313,094
Consumer Discretionary — 2.5%
ATRenew ADR	27,361	123,398
BAIC Foton Motor, Cl A *	5,522,000	2,859,174
BAIC Motor, Cl H *	585,718	104,465
Changchun Faway Automobile Components, Cl A	575,271	793,970
H World Group ADR	220,350	11,378,874
Healthcare, Cl A *	509,900	480,844
Huayu Automotive Systems, Cl A	795,800	2,176,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Consumer Discretionary — (continued)
Jiangling Motors, Cl A	86,800	$238,982
Jiangnan Mould and Plastic Technology, Cl A	95,000	168,865
Li Ning	1,381,500	3,596,694
Loncin Motor, Cl A	1,788,531	4,024,589
New Oriental Education & Technology Group	337,900	1,843,752
Shenzhen Kedali Industry, Cl A	14,700	413,865
Shenzhen VMAX New Energy Group, Cl A	55,144	266,079
TCL Electronics Holdings	213,000	411,615
Tianneng Battery Group, Cl A	34,396	154,023
Vatti, Cl A	25,800	22,298
Vipshop Holdings ADR	563,891	8,114,391
Zhejiang Meili High Technology, Cl A	188,700	690,941
Zhejiang Taotao Vehicles, Cl A	30,400	1,206,841
Zhejiang Vie Science & Technology, Cl A	369,400	646,871
		39,717,108
Consumer Staples — 0.0%
Opple Lighting, Cl A	43,000	127,785

Energy — 1.1%
Nanjing Develop Advanced Manufacturing, Cl A	4,351	24,158
PetroChina, Cl H	11,414,000	17,606,258
		17,630,416
Financials — 5.4%
Agricultural Bank of China, Cl H	9,361,000	7,302,503
Changjiang Securities, Cl A	988,400	1,162,510
China Construction Bank, Cl H	30,668,715	34,618,845
China Life Insurance, Cl H	3,876,000	14,298,774
China Merchants Bank, Cl H	2,329,500	14,099,393
High Templar Tech Limited ADR *	25,391	60,177
Industrial & Commercial Bank of China, Cl H	6,696,000	6,032,763
Industrial Securities, Cl A	751,400	669,331
Postal Savings Bank of China, Cl H	11,226,000	7,218,566
Qfin Holdings ADR	23,786	311,121
Shanghai Chinafortune, Cl A	397,300	825,476
		86,599,459
Health Care — 0.4%
BeOne Medicines, Cl A *	15,293	530,700
Chengdu Kanghong Pharmaceutical Group, Cl A	50,100	181,229
Chengdu Kanghua Biological Products, Cl A	10,800	90,206
Edan Instruments, Cl A	251,600	549,663
InnoCare Pharma, Cl A *	285,558	1,119,150
Shijiazhuang Yiling Pharmaceutical, Cl A	364,800	913,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Health Care — (continued)
Sichuan Kelun Pharmaceutical, Cl A	126,700	$642,103
Winner Medical, Cl A	69,500	319,084
Yabao Pharmaceutical Group, Cl A	649,300	674,692
Youcare Pharmaceutical Group, Cl A *	169,160	488,060
		5,508,281
Industrials — 1.4%
Farsoon Technologies, Cl A	41,357	481,541
Guangdong Dongpeng Holdings, Cl A	139,900	120,780
Guangdong Dtech Technology, Cl A	5,500	191,249
Guangdong Lyric Robot Automation, Cl A *	31,248	248,898
Guangzhou Haoyang Electronic, Cl A	63,900	350,199
Harbin Power Equipment, Cl H	260,000	776,292
Hefei Meiya Optoelectronic Technology, Cl A	82,393	211,621
Hichain Logistics, Cl A	79,700	246,909
Kunshan GuoLi Electronic Technology, Cl A	18,285	161,749
Lonking Holdings	53,354	22,712
Metallurgical Corp of China, Cl H	824,000	168,040
Sinotruk Hong Kong	1,849,648	9,097,883
Weichai Power, Cl H	2,178,000	10,826,594
		22,904,467
Information Technology — 1.5%
BOE Technology Group, Cl A	29,173,831	17,479,388
Glodon, Cl A	196,500	317,486
Tianma Microelectronics, Cl A *	445,100	497,511
Ugreen Group, Cl A	26,100	290,720
Yuanjie Semiconductor Technology, Cl A	3,592	838,131
Zhongji Innolight, Cl A	29,900	3,775,558
		23,198,794
Materials — 0.7%
Aluminum Corp of China, Cl H	1,082,000	1,584,651
Beijing Oriental Yuhong Waterproof Technology, Cl A	1,487,200	3,263,929
China Hongqiao Group	577,500	2,444,586
Qinghai Salt Lake Industry, Cl A *	336,400	1,950,049
Suzhou Chunxing Precision Mechanical, Cl A *	749,600	333,861
Zhejiang Hailide New Material, Cl A	235,200	213,332
Zijin Mining Group, Cl H	204,000	947,377
		10,737,785
Utilities — 0.0%
Jiangsu Guoxin, Cl A	304,300	339,960
TOTAL CHINA		242,077,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Czech Republic — 0.0%
Utilities — 0.0%
CEZ	11,535	$664,990

Greece — 0.2%
Consumer Discretionary — 0.0%
Fourlis Holdings	25,163	134,303

Energy — 0.1%
Motor Oil Hellas Corinth Refineries	1,467	65,480
Tsakos Energy Navigation	38,747	1,576,228
		1,641,708
Financials — 0.0%
National Bank of Greece	19,064	302,131

Industrials — 0.1%
Safe Bulkers	65,303	440,142
TOTAL GREECE		2,518,284

Hong Kong — 7.5%
Communication Services — 3.0%
Baidu, Cl A *	621,500	9,814,116
Bilibili, Cl Z *	259,000	5,691,314
FriendTimes *	151,705	9,058
Inkeverse Group *	1,150,000	100,624
Kuaishou Technology, Cl B	2,847,400	15,850,995
NetEase	565,500	13,237,894
XD	367,000	2,951,098
		47,655,099
Consumer Discretionary — 2.1%
Alibaba Group Holding	1,379,268	22,731,735
Cabbeen Fashion	101,513	16,978
Grand Baoxin Auto Group * (A)	338,601	3,718
JD.com, Cl A	501,550	7,598,545
Maoye International Holdings *	286,000	4,126
Pou Sheng International Holdings	1,429,841	71,195
Skyworth Group *	3,506,434	2,819,110
VOYAH Automobile Technology, Cl H *	499,970	382,996
		33,628,403
Financials — 0.7%
China Minsheng Banking, Cl H	1,897,000	865,702
China Pacific Insurance Group, Cl H	1,379,431	6,021,724
China Taiping Insurance Holdings	1,757,400	5,024,228
		11,911,654

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Health Care — 0.6%
Dawnrays Pharmaceutical Holdings	79,485	$11,467
HBM Holdings *	272,000	452,265
Remegen, Cl H *	162,500	2,106,668
Sino Biopharmaceutical	2,194,000	1,527,164
Wuxi Biologics Cayman *	1,223,500	5,227,706
		9,325,270
Industrials — 0.2%
CITIC Resources Holdings	690,000	47,127
Contemporary Amperex Technology, Cl H	32,700	2,584,478
COSCO SHIPPING Ports	107	75
Dongfang Electric, Cl H	129,200	647,206
Sany Heavy Industry, Cl H *	145,800	407,118
Zoomlion Heavy Industry Science and Technology, Cl H	100	101
		3,686,105
Information Technology — 0.1%
Lenovo Group	212,000	318,789
Wasion Holdings	188,000	651,930
Yangtze Optical Fibre & Cable Joint Stock, Cl H	17,000	438,327
		1,409,046
Materials — 0.8%
Asia Cement China Holdings *	877,142	236,191
China National Building Material, Cl H	1,048,000	682,928
CMOC Group, Cl H	4,169,993	9,534,665
Jiangxi Copper, Cl H	212,000	1,007,523
MMG *	700,000	755,220
		12,216,527
TOTAL HONG KONG		119,832,104

Hungary — 1.1%
Energy — 0.1%
MOL Hungarian Oil & Gas	58,116	776,209

Financials — 1.0%
OTP Bank Nyrt	120,852	16,209,749
TOTAL HUNGARY		16,985,958

India — 9.9%
Communication Services — 0.9%
Bharti Airtel	590,109	11,796,235
Indus Towers *	657,532	2,850,243
Jagran Prakashan	137,995	96,269
		14,742,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Consumer Discretionary — 0.3%
Arvind	30,414	$128,586
Hero MotoCorp	74,060	4,001,973
Kewal Kiran Clothing	3,224	16,161
Page Industries	221	85,998
Schaeffler India	1,960	85,764
SP Apparels	8,046	69,387
Sutlej Textiles and Industries *	30,104	12,188
Tata Motors Passenger Vehicles Limited	315,866	1,142,089
		5,542,146
Consumer Staples — 0.3%
Dhampur Sugar Mills *	1,712	2,809
ITC	666,221	2,218,211
Nestle India	114,067	1,757,342
		3,978,362
Energy — 2.3%
Bharat Petroleum	2,140,786	6,816,642
Coal India	2,868,907	14,591,361
Great Eastern Shipping	8,125	135,695
Indian Oil	2,908,404	4,378,368
Oil & Natural Gas	2,843,869	9,015,435
Petronet LNG	593,394	1,736,233
Talwandi Sabo Power * (A)	253,366	323,082
		36,996,816
Financials — 1.8%
Aditya Birla Sun Life Asset Management	25,278	271,706
Bank of Baroda	1,520,493	4,242,226
Bank of India	785,547	1,165,515
Canara Bank	5,335,672	7,615,298
City Union Bank	186,329	532,849
Dhunseri Ventures	5,000	12,822
HDFC Asset Management	125,760	3,608,450
Indian Bank	34,530	311,313
Multi Commodity Exchange of India	86,832	2,735,725
Power Finance	917,331	4,354,905
Punjab National Bank	138,489	160,434
SMC Global Securities	42,280	30,315
State Bank of India	270,163	3,055,814
Union Bank of India	537,507	945,389
		29,042,761
Health Care — 1.3%
Alkem Laboratories	28,262	1,612,839

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Health Care — (continued)
Aurobindo Pharma	245,176	$3,607,897
Cipla	1,517	21,023
Dr Reddy's Laboratories	73,516	1,026,716
Glenmark Pharmaceuticals	231,352	5,883,436
Laurus Labs	27,575	321,958
Lupin	320,465	7,833,164
Torrent Pharmaceuticals	14,175	626,258
Zydus Lifesciences	65,132	615,634
		21,548,925
Industrials — 0.8%
Balmer Lawrie Investments, Cl A	28,911	22,378
Bharat Heavy Electricals	216,586	807,512
Cummins India	55,422	3,087,799
Elgi Equipments	15,035	88,212
Escorts Kubota	2,958	101,512
GE Vernova T&D India	26,996	1,269,934
Hindustan Aeronautics	66,027	3,031,492
LG Balakrishnan & Bros	26,722	497,685
Nava	414,412	2,901,021
NRB Bearings	50,837	152,823
Tata Motors *	8,977	39,223
Transport Corp of India	18,515	180,991
VST Tillers Tractors	65	3,583
		12,184,165
Information Technology — 1.1%
HCL Technologies	616,379	7,839,692
Infosys	375,862	4,731,772
Infosys ADR	393,411	4,901,901
Tata Consultancy Services	7,294	191,411
		17,664,776
Materials — 1.1%
Foseco India	624	31,025
GHCL	6,088	32,714
Hindalco Industries	693,152	7,615,377
Hindustan Zinc	263,638	1,669,148
Kirloskar Industries	1,652	56,745
National Aluminium	261,064	1,104,595
NMDC	3,025,931	2,896,317
Seshasayee Paper & Boards	16,598	46,955
Steel Authority of India	167,322	327,675
Tamilnadu Petroproducts	77,701	71,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Materials — (continued)
UPL	224,657	$1,528,490
Vedanta	253,366	727,611
Vedanta Aluminium Metal * (A)	253,366	323,081
Vedanta Iron & Steel * (A)	253,366	323,082
		16,754,421
Real Estate — 0.0%
NESCO	10,254	133,209

Utilities — 0.0%
PTC India	92,075	202,745
TOTAL INDIA		158,791,073

Indonesia — 0.6%
Communication Services — 0.0%
Media Nusantara Citra *	2,145,200	30,036

Consumer Discretionary — 0.0%
Bukalapak.com *	20,587,900	177,215
Mitra Adiperkasa	3,901,700	274,635
		451,850
Consumer Staples — 0.3%
Bumitama Agri	256,600	417,318
Charoen Pokphand Indonesia	2,289,500	530,381
Dharma Satya Nusantara	10,783,663	1,095,584
Hanjaya Mandala Sampoerna	3,178,392	137,712
Indofood Sukses Makmur	1,137,252	443,469
Industri Jamu Dan Farmasi Sido Muncul	2,098,442	60,504
Japfa Comfeed Indonesia	999,800	143,241
Midi Utama Indonesia	2,317,700	46,108
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	119,457
Sawit Sumbermas Sarana	762,800	60,754
Sumber Alfaria Trijaya	1,687,600	129,150
Sumber Tani Agung Resources	1,408,200	100,063
Ultrajaya Milk Industry & Trading	960,600	93,951
Unilever Indonesia	4,753,200	422,145
		3,799,837
Energy — 0.1%
ABM Investama	68,965	11,747
Bukit Asam Persero	3,927,472	651,176
Mandiri Herindo Adiperkasa	703,884	6,140
United Tractors	704,700	1,182,642
		1,851,705

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Financials — 0.0%
Asuransi Tugu Pratama Indonesia	601,000	$43,920
Bank Tabungan Negara Persero	5,250,600	412,102
Panin Financial *	1,091,500	15,298
		471,320
Health Care — 0.0%
Kalbe Farma	11,885,700	595,831

Industrials — 0.0%
Astra International	299,600	103,793

Materials — 0.1%
Aneka Tambang	9,257,562	2,009,026

Real Estate — 0.0%
Kawasan Industri Jababeka	14,548,200	151,281

Utilities — 0.1%
Perusahaan Gas Negara Persero	5,744,806	646,283
TOTAL INDONESIA		10,110,962

Luxembourg — 0.2%
Materials — 0.2%
Ternium ADR	59,084	2,595,560

Malaysia — 0.9%
Consumer Discretionary — 0.0%
DRB-Hicom	154,300	45,929
Padini Holdings	168,200	62,257
Petronas Dagangan	128,000	651,939
Sports Toto	61,540	20,971
		781,096
Consumer Staples — 0.3%
Carlsberg Brewery Malaysia	5,900	24,720
Hap Seng Plantations Holdings	124,000	67,213
IOI	436,300	474,586
Kuala Lumpur Kepong BHD	24,800	132,508
SD Guthrie	2,256,700	3,522,986
		4,222,013
Financials — 0.5%
AEON Credit Service M	25,500	37,974
AMMB Holdings	1,262,300	1,955,972
Hong Leong Bank	401,600	2,250,942
Hong Leong Financial Group	45,090	214,088
RHB Bank	1,809,300	3,708,348

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Financials — (continued)
Syarikat Takaful Malaysia Keluarga	51,600	$43,187
		8,210,511
Industrials — 0.1%
Nam Cheong *	346,700	417,522
PBS	195,300	4,672
Scicom MSC	59,000	23,952
Sime Darby	433,300	236,162
Sunway Construction Group	158,900	274,069
		956,377
Information Technology — 0.0%
VSTECS	23,700	30,154

Materials — 0.0%
Jaya Tiasa Holdings	620,500	181,236
TOTAL MALAYSIA		14,381,387

Mexico — 1.7%
Communication Services — 0.1%
America Movil	395,706	526,445
Grupo Televisa ADR	127,318	362,857
		889,302
Consumer Discretionary — 0.0%
El Puerto de Liverpool	99,310	586,929

Consumer Staples — 0.2%
Fomento Economico Mexicano ADR	20,795	2,458,801

Financials — 0.4%
Grupo Financiero Banorte, Cl O	589,710	6,426,602

Industrials — 0.0%
Promotora y Operadora de Infraestructura	30,185	477,921

Materials — 1.0%
Cemex ADR	556,149	6,840,633
Grupo Mexico, Ser B	364,060	3,991,040
Industrias Penoles	50,470	2,559,832
Southern Copper	17,556	3,014,104
		16,405,609
Real Estate — 0.0%
Concentradora Fibra Danhos ‡	30,461	48,093
Fibra Uno Administracion ‡	78,649	134,935
		183,028
TOTAL MEXICO		27,428,192

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Monaco — 0.0%
Industrials — 0.0%
Costamare	18,468	$306,938

Peru — 0.4%
Financials — 0.4%
Credicorp	19,967	6,472,702
Intercorp Financial Services	9,934	442,858
TOTAL PERU		6,915,560
Philippines — 0.2%
Consumer Discretionary — 0.0%
Wilcon Depot	162,600	16,399

Financials — 0.0%
BDO Unibank	317,060	592,888

Industrials — 0.2%
International Container Terminal Services	244,250	2,830,775
TOTAL PHILIPPINES		3,440,062
Poland — 1.7%
Communication Services — 0.1%
CD Projekt	14,067	1,071,760

Consumer Discretionary — 0.1%
Pepco Group	141,169	1,259,015

Consumer Staples — 0.2%
Zabka Group *	511,326	3,264,933

Energy — 0.3%
ORLEN	156,428	5,749,132
Unimot	666	28,846
		5,777,978
Financials — 0.9%
Bank Polska Kasa Opieki	126,165	7,897,736
Powszechny Zaklad Ubezpieczen	297,182	5,228,286
XTB	30,223	850,460
		13,976,482
Industrials — 0.0%
Budimex	19	3,454
Polimex-Mostostal *	41,736	92,126
		95,580
Information Technology — 0.0%
Asseco Poland	529	26,685
Materials — 0.1%
KGHM Polska Miedz *	20,373	1,711,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Poland — (continued)
Utilities — 0.0%
Enea	13,681	$83,327
TOTAL POLAND		27,267,092
Qatar — 0.5%
Communication Services — 0.1%
Ooredoo QPSC	360,037	1,355,860
Vodafone Qatar PQSC	123,111	90,129
		1,445,989
Financials — 0.4%
Doha Bank QPSC	1,365,818	1,012,829
Qatar Insurance SAQ	126,630	79,748
Qatar National Bank QPSC	1,019,164	4,853,177
Salam International Investment QSC	725,395	155,036
		6,100,790
Industrials — 0.0%
Gulf Warehousing	138,958	83,641
Mannai QSC	25,756	36,642
Qatar Industrial Manufacturing QSC	53,677	32,802
		153,085
Materials — 0.0%
Qatar Aluminum Manufacturing	678,792	301,682
TOTAL QATAR		8,001,546
Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	1,789,972	—

Materials — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
TOTAL RUSSIA		—
Saudi Arabia — 2.7%
Communication Services — 0.6%
Etihad Etisalat	216,912	3,766,199
Mobile Telecommunications Saudi Arabia	103,699	324,789
Saudi Telecom	482,372	5,606,611
		9,697,599
Consumer Discretionary — 0.0%
Americana Restaurants International	923,535	503,835

Consumer Staples — 0.0%
Al Majed for Oud	6,727	263,379
Fourth Milling	64,618	69,854
Savola Group *	31,648	228,618

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Saudi Arabia — (continued)
Consumer Staples — (continued)
		$561,851
Energy — 0.6%
Saudi Arabian Oil	1,320,540	9,794,730
Financials — 1.1%
Alinma Bank	64,428	418,592
Arab National Bank	583,713	3,360,534
Bank Al-Jazira	61,171	191,851
Banque Saudi Fransi	1,015,485	5,237,346
Kingdom Holding	27,428	80,665
Riyad Bank	1,318,881	7,303,723
Saudi Awwal Bank	21,497	195,542
		16,788,253
Industrials — 0.3%
Al Babtain Power & Telecommunication	54,937	977,616
Electrical Industries	759,974	3,691,438
		4,669,054
Information Technology — 0.0%
Saudi Networkers Services	2,335	32,085
Materials — 0.0%
Arabian Cement	68,614	433,986
Tabuk Cement	59,306	126,586
		560,572
Real Estate — 0.0%
Derayah REIT ‡	22,481	31,813
Utilities — 0.1%
Saudi Energy	172,535	818,288
TOTAL SAUDI ARABIA		43,458,080
South Africa — 2.0%
Communication Services — 0.4%
MTN Group	332,109	4,180,618
Telkom	211,015	762,112
Vodacom Group	116,894	991,643
		5,934,373
Consumer Discretionary — 0.0%
Lewis Group	12,767	65,148
Southern Sun	277,295	167,467
Sun International	97,058	274,184
Super Group	118,391	113,007
		619,806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Consumer Staples — 0.0%
Astral Foods	9,246	$136,015

Financials — 0.6%
Investec	479,694	3,991,330
Nedbank Group	134,683	2,150,408
Old Mutual	3,440,757	2,813,131
Standard Bank Group	40,519	780,857
		9,735,726
Health Care — 0.0%
Netcare	179,582	186,260

Materials — 1.0%
Gold Fields	21,304	902,485
Gold Fields ADR	110,334	4,686,988
Kumba Iron Ore	82,273	1,543,159
Omnia Holdings	10,425	60,381
Sasol *	199,448	2,772,238
Sibanye Stillwater	209,692	626,891
Sibanye Stillwater ADR	186,127	2,237,247
Valterra Platinum	39,641	3,192,806
		16,022,195
TOTAL SOUTH AFRICA		32,634,375
South Korea — 19.1%
Communication Services — 0.3%
Kakao	14,787	476,039
NAVER	17,733	2,547,208
NHN	36,564	1,023,087
		4,046,334
Consumer Discretionary — 0.9%
Creas F&C	172	462
Korea Fuel-Tech	18,712	88,808
LG Electronics	124,298	11,971,516
Seoyon	4,806	30,894
Shinsegae	6,925	1,913,864
SJG Sejong	44,265	239,505
THN	28,808	147,068
		14,392,117
Consumer Staples — 0.4%
APR	24,699	7,092,165
Hyundai Green Food	5,185	57,821
		7,149,986

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Energy — 0.2%
HD Hyundai	13,625	$2,892,802

Financials — 3.2%
BNK Financial Group	95,862	1,217,181
Daol Investment & Securities	11,546	34,675
Hana Financial Group	242,132	21,036,804
Hanwha General Insurance *	20,674	92,961
JB Financial Group	41,686	771,397
KB Financial Group	101,614	11,127,261
Mirae Asset Securities	31,349	1,392,454
Shinhan Financial Group	122,705	8,332,741
Woori Financial Group	299,480	6,829,387
		50,834,861
Health Care — 0.0%
Rayence	15,821	66,037

Industrials — 1.3%
CJ	10,710	1,630,894
Hanshin Construction	4,226	42,638
HD Hyundai Electric	6,308	5,424,369
HD Korea Shipbuilding & Offshore Engineering	8,864	2,775,564
Hyosung Heavy Industries	1,890	5,091,303
Hyundai Glovis	20,745	3,203,104
LS Electric	4,624	888,021
LX Hausys *	7,839	192,136
mPlus	13,944	165,965
Saramin	6,553	75,739
TK	11,513	359,757
TYM	19,881	108,336
WONIK PNE *	83,660	225,582
		20,183,408
Information Technology — 12.4%
Amotech *	4,588	69,330
DB HiTek	5,077	549,743
DIT	2,618	44,541
DMS	9,421	52,593
Eugene Technology	7,499	673,912
Global Standard Technology	3,456	115,851
ISC	4,040	675,787
Jahwa Electronics *	3,329	110,696
MAKUS	13,916	251,957
PSK	14,544	888,858
Samsung Electronics	758,625	114,239,586

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Information Technology — (continued)
Segyung Hitech	30,597	$99,538
SK hynix	89,241	79,582,329
Uju Electronics	2,037	54,886
WiSoL	11,375	57,965
		197,467,572
Materials — 0.0%
KG Chemical	22,098	105,929
KG Eco Solution	11,315	56,467
		162,396
Utilities — 0.4%
Korea Electric Power	240,435	7,203,883
TOTAL SOUTH KOREA		304,399,396
Taiwan — 25.5%
Communication Services — 0.4%
Chunghwa Telecom	723,000	3,104,351
International Games System	130,000	3,089,984
X-Legend Entertainment	10,200	30,987
		6,225,322
Consumer Discretionary — 0.2%
Allmind Holdings	13,000	18,035
Gourmet Master	20,000	40,256
King Chou Marine Technology	16,000	23,810
Lion Travel Service	19,000	95,543
Pou Chen	1,860,000	1,520,853
Star Comgistic Capital	146,723	84,280
Wowprime	62,000	444,844
		2,227,621
Financials — 0.3%
First Financial Holding	200,900	183,495
KGI Financial Holding	2,837,000	1,933,553
Yuanta Financial Holding	1,827,370	3,027,521
		5,144,569
Industrials — 1.5%
Ablerex Electronics	25,000	54,376
Airtac International Group	19,000	887,109
Apex Science & Engineering	54,000	18,256
China Airlines	4,274,000	2,422,326
Eva Airways	5,245,000	5,554,758
Evergreen International Storage & Transport	137,000	206,656
Evergreen Marine Taiwan	1,589,200	10,166,377

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Industrials — (continued)
General Plastic Industrial	30,000	$19,456
Kedge Construction	9,000	24,028
L&K Engineering	191,000	4,119,980
Solteam	24,000	34,225
Yang Ming Marine Transport	458,000	713,573
		24,221,120
Information Technology — 23.1%
Anpec Electronics	82,000	620,771
Arcadyan Technology	187,000	946,880
ASE Technology Holding	58,000	909,130
Asia Vital Components	80,000	7,324,263
ASPEED Technology	3,000	1,612,718
Asustek Computer	611,000	11,320,617
Chroma ATE	43,000	2,938,205
Compal Electronics	5,148,000	4,759,133
Compeq Manufacturing	85,000	662,825
Delta Electronics	389,000	27,278,807
Elite Material	8,000	1,192,037
Elite Semiconductor Microelectronics Technology	48,000	264,352
Emerging Display Technologies	167,000	120,959
Ennoconn	94,000	965,547
Everlight Electronics	41,000	92,450
Fitipower Integrated Technology	8,450	40,952
FocalTech Systems	216,000	346,227
Genius Electronic Optical	11,000	178,705
Global Mixed Mode Technology	51,000	408,212
Global Unichip	19,000	2,626,987
Gold Circuit Electronics	52,000	2,353,830
HON PRECISION INC	587	92,123
ITEQ	88,000	764,279
Kinsus Interconnect Technology	84,000	1,427,026
LandMark Optoelectronics	3,000	260,229
Loop Telecommunication International	27,000	51,809
Macroblock	199,000	368,562
Macronix International *	78,000	389,837
MediaTek	401,000	33,476,140
MPI	8,000	1,284,510
Niko Semiconductor	44,667	79,903
Novatek Microelectronics	369,000	4,792,894
Parade Technologies	1,000	18,469
Pegatron	978,423	2,559,793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Information Technology — (continued)
Phison Electronics	115,000	$7,196,233
Pixart Imaging	5,000	33,398
Primax Electronics	109,000	253,309
Raydium Semiconductor	131,000	978,089
Realtek Semiconductor	665,000	11,353,160
Silicon Motion Technology ADR	11,339	2,480,746
Simplo Technology	2,000	22,704
Sitronix Technology	71,000	520,625
Sunplus Technology *	241,000	185,810
Sunrex Technology	77,000	98,958
Taiwan PCB Techvest	42,000	48,389
Taiwan Semiconductor Manufacturing	3,213,000	223,052,464
Ubright Optronics	7,000	16,501
WinWay Technology	4,000	1,344,991
Yageo	36,000	367,045
Youngtek Electronics	25,000	72,736
Zhen Ding Technology Holding	663,000	8,945,377
		369,499,716
TOTAL TAIWAN		407,318,348
Thailand — 1.9%
Communication Services — 0.0%
Digital Telecommunications Infrastructure Fund	1,152,900	357,214

Consumer Discretionary — 0.0%
Index Livingmall NVDR	527,892	218,972

Consumer Staples — 0.0%
KCG NVDR	86,800	26,095

Energy — 0.6%
PTT Exploration & Production NVDR	1,823,800	8,659,136
Thai Oil NVDR	258,400	382,109
		9,041,245
Financials — 1.2%
Bangkok Bank NVDR	2,250,500	11,228,533
Kasikornbank NVDR	501,600	2,985,211
Krung Thai Bank NVDR	5,089,400	5,152,242
TMBThanachart Bank NVDR	2,955,400	205,213
		19,571,199
Health Care — 0.0%
Mega Lifesciences NVDR	38,400	42,183

Industrials — 0.0%
Don Muang Tollway NVDR	31,500	10,726

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Thailand — (continued)
Industrials — (continued)
Regional Container Lines NVDR	93,600	$88,295
		99,021
Information Technology — 0.1%
Delta Electronics Thailand NVDR	141,600	1,387,121
TOTAL THAILAND		30,743,050
Turkey — 0.2%
Communication Services — 0.1%
Turk Telekomunikasyon *	1,361,275	1,873,961

Consumer Discretionary — 0.0%
Mavi Giyim Sanayi Ve Ticaret, Cl B	92,707	89,020
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri	23,988	44,594
		133,614
Consumer Staples — 0.0%
Sok Marketler Ticaret *	383,165	432,285

Financials — 0.0%
Agesa Hayat ve Emeklilik	57,926	309,477
Turkiye Is Bankasi, Cl C	584,987	185,717
		495,194
Health Care — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	14,836	34,073

Materials — 0.0%
Afyon Cimento Sanayi	198,103	59,319

Real Estate — 0.1%
Akfen Gayrimenkul Yatirim Ortakligi ‡ *	711,880	44,930
Ronesans Gayrimenkul Yatirim, Cl B	64,881	266,267
Servet Gayrimenkul Yatirim Ortakligi *	1,345,866	99,608
Torunlar Gayrimenkul Yatirim Ortakligi ‡	51,805	112,374
		523,179
Utilities — 0.0%
Enerjisa Enerji	65,638	178,624
TOTAL TURKEY		3,730,249

United Arab Emirates — 2.1%
Communication Services — 0.0%
Emirates Telecommunications Group PJSC	19,763	100,076
Yalla Group ADR *	40,541	270,814
		370,890
Consumer Discretionary — 0.2%
Abu Dhabi National Oil for Distribution PJSC	2,418,356	2,416,315

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United Arab Emirates — (continued)
Energy — 0.0%
NMDC Energy PJSC	14,471	$11,110

Financials — 0.9%
Abu Dhabi Commercial Bank	1,043,555	3,920,683
Abu Dhabi Islamic Bank PJSC	312,193	1,864,231
Dubai Islamic Bank PJSC	1,554,146	3,024,732
Emirates NBD Bank PJSC	240,725	1,900,581
First Abu Dhabi Bank PJSC	746,430	3,570,958
Sharjah Islamic Bank	149,416	120,379
		14,401,564
Industrials — 0.0%
Orascom Construction	43,136	483,610

Real Estate — 1.0%
Aldar Properties PJSC	2,119,265	4,457,035
Emaar Development PJSC	525,237	2,086,801
Emaar Properties PJSC	2,629,240	8,466,153
RAK Properties PJSC *	112,297	32,713
		15,042,702
TOTAL UNITED ARAB EMIRATES		32,726,191

United Kingdom — 0.5%
Materials — 0.5%
Anglogold Ashanti	91,162	8,544,614

United States — 0.3%
Health Care — 0.2%
Legend Biotech ADR *	145,098	3,412,705

Industrials — 0.1%
Danaos	6,017	724,507
TOTAL UNITED STATES		4,137,212

TOTAL COMMON STOCK
(Cost $1,008,170,468)		1,566,975,993

PREFERRED STOCK(B) — 0.8%

Brazil — 0.8%
Financials — 0.3%
Banco ABC Brasil	86,800	439,978
Banco do Estado do Rio Grande do Sul	213,900	673,864
Itausa	1,204,700	3,384,098

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

PREFERRED STOCK(B) — continued
	Shares	Value
Financials — (continued)
Noxville Investimentos * (A)	455	$—
		4,497,940
Materials — 0.5%
Gerdau	1,587,794	7,285,165

Utilities — 0.0%
Isa Energia Brasil	120,600	717,248
TOTAL BRAZIL		12,500,353
Chile — 0.0%
Consumer Staples — 0.0%
Coca-Cola Embonor, Cl B	1,966	3,665
Embotelladora Andina	14,639	68,239
		71,904
TOTAL CHILE		71,904
South Korea — 0.0%
Industrials — 0.0%
CJ	3,639	472,634

TOTAL PREFERRED STOCK
(Cost $10,131,300)		13,044,891

EXCHANGE-TRADED FUND — 0.8%

Domestic Equity — 0.8%
iShares MSCI Emerging Markets ETF	193,221	12,364,212

TOTAL EXCHANGE-TRADED FUND
(Cost $11,313,664)		12,364,212

DEBENTURE BOND — 0.0%
	Face Amount		Value
Vale, Ser 1997
1.955%, 03/31/2175(C)(D)	BRL	19,960	1,678
(Cost $–)

SHORT-TERM INVESTMENT — 0.3%
	Shares	Value
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 3.590% (E)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

SHORT-TERM INVESTMENT — continued
	Shares	Value
(Cost $5,181,409)	5,181,409	$5,181,409

TOTAL INVESTMENTS— 99.9%
(Cost $1,034,796,841)		$1,597,568,183

Percentages are based on Net Assets of $1,598,473,357.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	The rate shown is the 7 day effective yield as of April 30, 2026.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
QPSC — Qatari Public Shareholding Company
QSC — Qatari Shareholding Company
REIT — Real Estate Investment Trust
SAQ — Societe Anonyme Qatar

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2026 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$54,347,089	$—	$—	^	$54,347,089
Chile	3,620,532	—	—		3,620,532
China	29,167,264	212,909,885	—		242,077,149
Czech Republic	—	664,990	—		664,990
Greece	2,016,370	501,914	—		2,518,284
Hong Kong	486,762	119,341,624	3,718		119,832,104

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Hungary	$—	$16,985,958	$—		$16,985,958
India	4,989,671	152,832,157	969,245		158,791,073
Indonesia	4,104,015	6,006,947	—		10,110,962
Luxembourg	2,595,560	—	—		2,595,560
Malaysia	10,636,324	3,745,063	—		14,381,387
Mexico	27,428,192	—	—		27,428,192
Monaco	306,938	—	—		306,938
Peru	6,915,560	—	—		6,915,560
Philippines	16,399	3,423,663	—		3,440,062
Poland	879,306	26,387,786	—		27,267,092
Qatar	1,162,021	6,839,525	—		8,001,546
Russia	—	—	—	^	—	^
Saudi Arabia	—	43,458,080	—		43,458,080
South Africa	12,313,211	20,321,164	—		32,634,375
South Korea	110,414	304,288,982	—		304,399,396
Taiwan	2,588,836	404,729,512	—		407,318,348
Thailand	8,619,783	22,123,267	—		30,743,050
Turkey	103,913	3,626,336	—		3,730,249
United Arab Emirates	8,652,292	24,073,899	—		32,726,191
United Kingdom	8,544,614	—	—		8,544,614
United States	4,137,212	—	—		4,137,212
Total Common Stock	193,742,278	1,372,260,752	972,963		1,566,975,993
Preferred Stock
Brazil	12,500,353	—	—	^	12,500,353
Chile	71,904	—	—		71,904
South Korea	—	472,634	—		472,634
Total Preferred Stock	12,572,257	472,634	—	^	13,044,891
Exchange-Traded Fund
United States	12,364,212	—	—		12,364,212
Total Exchange-Traded Fund	12,364,212	—	—		12,364,212
Debenture Bond	—	1,678	—		1,678
Short-Term Investment	—	5,181,409	—		5,181,409
Total Investments in Securities	$218,678,747	$1,377,916,473	$972,963		$1,597,568,183

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $1,034,796,841)	$1,597,568,183
Foreign Currency, at Value (Cost $2,230,233)	2,231,461
Receivable for Capital Shares Sold	3,349,516
Dividends and Interest Receivable	2,763,499
Receivable for Investment Securities Sold	1,309,034
Reclaim Receivable	113,763
Prepaid Expenses	39,865
Total Assets	1,607,375,321
Liabilities:
Unrealized Loss on Spot Foreign Currency Contracts	98
Accrued Foreign Capital Gains Tax on Appreciated Securities	3,810,180
Payable for Investment Securities Purchased	2,684,516
Payable to Adviser	1,066,341
Payable for Capital Shares Redeemed	777,759
Payable to Administrator	74,592
Shareholder Servicing Fees Payable - Investor Class	43,423
Chief Compliance Officer Fees Payable	5,601
Payable to Trustees	4,888
Accrued Expenses	434,566
Total Liabilities	8,901,964
Commitments and Contingencies†
Net Assets	$1,598,473,357
Net Assets Consist of:
Paid-in Capital	$1,004,054,267
Total Distributable Earnings	594,419,090
Net Assets	$1,598,473,357
Investor Class Shares:
Net Assets	$495,911,092
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	15,254,085
Net Asset Value, Redemption and Offering Price Per Share *	$32.51
I Class Shares:
Net Assets	$1,096,722,543
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	33,763,839
Net Asset Value, Redemption and Offering Price Per Share *	$32.48
Y Class Shares:
Net Assets	$5,839,722
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	180,283
Net Asset Value, Redemption and Offering Price Per Share *	$32.39

†	See Note 5 in the Notes to Financial Statements.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$17,792,663
Less: Foreign Taxes Withheld	(2,042,227)
Total Investment Income	15,750,436

Expenses:
Investment Advisory Fees	6,203,425
Shareholder Servicing Fees - Investor Class	469,019
Shareholder Servicing Fees - Y Class	3,010
Administration Fees	424,475
Trustees' Fees	9,472
Chief Compliance Officer Fees	4,721
Custodian Fees	395,123
Transfer Agent Fees	103,850
Printing Fees	51,095
Filing and Registration Fees	49,646
Audit Fees	31,759
Legal Fees	23,479
Interest Expense	14,311
Other Expenses	48,107
Total Expenses	7,831,492
Plus:
Recoupment of Previously Waived and Reimbursed Fees	236,138
Less:
Fees Paid Indirectly (Note 4)	(13,412)
Net Expenses	8,054,218
Net Investment Income	7,696,218
Net Realized Gain (Loss) on:
Investments	55,564,165
Foreign Capital Gains Tax	(480,633)
Foreign Currency Transactions	(600,514)
Net Realized Gain	54,483,018
Net Change in Unrealized Appreciation on:
Investments	187,020,174
Foreign Capital Gains Tax on Appreciated Securities	436,799
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	56,411
Net Change in Unrealized Appreciation	187,513,384
Net Realized and Unrealized Gain	241,996,402
Net Increase in Net Assets Resulting from Operations	$249,692,620

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$7,696,218	$24,897,670
Net Realized Gain	54,483,018	28,178,065
Net Change in Unrealized Appreciation	187,513,384	200,319,064
Net Increase in Net Assets Resulting from Operations	249,692,620	253,394,799

Distributions:
Investor Class Shares	(17,078,091)	(10,299,781)
I Class Shares	(39,113,743)	(24,528,647)
Y Class Shares	(277,407)	(146,999)
Total Distributions	(56,469,241)	(34,975,427)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	45,846,024	85,218,730
Reinvestment of Distributions	17,024,427	10,226,375
Redemption Fees — (See Note 2)	25,419	1,491
Redeemed	(31,034,676)	(80,509,770)
Increase in Net Assets derived from Investor Class Share Transactions	31,861,194	14,936,826
I Class Shares:
Issued	167,233,996	260,311,858
Reinvestment of Distributions	33,713,596	21,775,801
Redemption Fees — (See Note 2)	—	11,346
Redeemed	(118,025,490)	(186,293,644)
Increase in Net Assets derived from I Class Share Transactions	82,922,102	95,805,361
Y Class Shares:
Issued	4,242,458	1,011,939
Reinvestment of Distributions	275,132	145,045
Redeemed	(2,328,121)	(3,644,179)
Increase (Decrease) in Net Assets derived from Y Class Share Transactions	2,189,469	(2,487,195)
Net Increase in Net Assets from Capital Share Transactions	116,972,765	108,254,992
Total Increase in Net Assets	310,196,144	326,674,364
Net Assets:
Beginning of Period	1,288,277,213	961,602,849
End of Period	$1,598,473,357	$1,288,277,213

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Years Ended October 31,
Investor Class Shares	Period Ended April 30, 2026 (Unaudited)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year/Period	$28.57		$23.60	$19.02		$16.37	$23.93	$19.65
Income from Operations:
Net Investment Income*	0.14		0.54	0.56		0.70	0.96	0.47
Net Realized and Unrealized Gain (Loss)	4.99		5.20	4.81		3.21	(7.78)	4.10
Total from Operations	5.13		5.74	5.37		3.91	(6.82)	4.57
Redemption Fees*	0.00	^	0.00 ^	0.00	^	0.00 ^	0.00 ^	—
Dividends and Distributions from:
Net Investment Income	(0.53)		(0.64)	(0.79)		(1.07)	(0.70)	(0.29)
Net Realized Gains	(0.66)		(0.13)	—		(0.19)	(0.04)	—
Total Dividends and Distributions	(1.19)		(0.77)	(0.79)		(1.26)	(0.74)	(0.29)
Net Asset Value, End of Year/Period	$32.51		$28.57	$23.60		$19.02	$16.37	$23.93
Total Return †	18.76	%***	25.16%	28.86%		24.62%	(29.43)%	23.35%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$495,911		$404,142	$316,755		$283,457	$322,684	$580,640
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.32	%**	1.31%	1.34	%(2)	1.46%	1.49%	1.43%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.29	%**	1.32%	1.38	%(2)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.96	%**	2.18%	2.56%		3.69%	4.52%	1.97%
Portfolio Turnover Rate	36	%***	75%	60%		68%	66%	70%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

*	Per share data calculated using average shares method.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.30% for 2025, 1.33% for 2024 and the same as the ratio reported for the prior years.
(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Portfolio’s average daily net assets (Note 5).
N/A	Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Years Ended October 31,
I Class Shares	Six Months Ended April 30, 2026 (Unaudited)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year/Period	$28.56		$23.60	$19.02		$16.39	$23.97	$19.67
Income from Operations:
Net Investment Income*	0.17		0.57	0.61		0.75	1.00	0.53
Net Realized and Unrealized Gain (Loss)	4.99		5.21	4.81		3.20	(7.77)	4.09
Total from Operations	5.16		5.78	5.42		3.95	(6.77)	4.62
Redemption Fees*	—		0.00 ^	0.00	^	0.00 ^	0.00 ^	—
Dividends and Distributions from:
Net Investment Income	(0.58)		(0.69)	(0.84)		(1.13)	(0.77)	(0.32)
Net Realized Gains	(0.66)		(0.13)	—		(0.19)	(0.04)	—
Total Dividends and Distributions	(1.24)		(0.82)	(0.84)		(1.32)	(0.81)	(0.32)
Net Asset Value, End of Year/Period	$32.48		$28.56	$23.60		$19.02	$16.39	$23.97
Total Return †	18.92	%***	25.39%	29.15%		24.87%	(29.26)%	23.61%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,096,722		$881,338	$640,486		$299,395	$258,008	$396,786
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.10	%**	1.10%	1.12	%(2)	1.24%	1.27%	1.22%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.07	%**	1.12%	1.15	%(2)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.19	%**	2.33%	2.75%		3.95%	4.70%	2.21%
Portfolio Turnover Rate	36	%***	75%	60%		68%	66%	70%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same for 2025, 1.11% for 2024 and the same as the ratio reported for the prior years.
(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Portfolio’s average daily net assets (Note 5).

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Years Ended October 31,
Y Class Shares	Six Months Ended April 30, 2026 (Unaudited)		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year/Period	$28.48		$23.53	$18.97		$16.35	$23.92	$19.63
Income from Operations:
Net Investment Income*	0.15		0.58	0.62		0.74	0.99	0.50
Net Realized and Unrealized Gain (Loss)	4.98		5.17	4.77		3.19	(7.76)	4.11
Total from Operations	5.13		5.75	5.39		3.93	(6.77)	4.61
Dividends and Distributions from:
Net Investment Income	(0.56)		(0.67)	(0.83)		(1.12)	(0.76)	(0.32)
Net Realized Gains	(0.66)		(0.13)	—		(0.19)	(0.04)	—
Total Dividends and Distributions	(1.22)		(0.80)	(0.83)		(1.31)	(0.80)	(0.32)
Net Asset Value, End of Year/Period	$32.39		$28.48	$23.53		$18.97	$16.35	$23.92
Total Return †	18.85	%***	25.29%	29.05%		24.80%	(29.31)%	23.61%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$5,840		$2,797	$4,362		$3,131	$5,870	$6,982
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.20	%**	1.20%	1.22	%(2)	1.29%	1.32%	1.24%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.17	%**	1.21%	1.25	%(2)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.01	%**	2.40%	2.81%		3.95%	4.71%	2.10%
Portfolio Turnover Rate	36	%***	75%	60%		68%	66%	70%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same for 2025, 1.21% for 2024 and the same as the ratio reported for the prior years.
(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Portfolio’s average daily net assets (Note 5).

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 26 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Portfolio. The Portfolio is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Acadian Asset Management LLC (the “Adviser”) and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Acadian Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2026, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $1,372,733,383 or 86% of Net Assets.

The Portfolio uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For details of the investment classification, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2026, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months ended April 30, 2026, the Portfolio did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Foreign Taxes — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

Segment Reporting — The Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of this standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio's Principal Executive Officer and Principal Financial Officer act as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is predetermined in accordance with the Portfolio's single investment objective which is executed by the Portfolio's portfolio manager. The financial information in the form of the Portfolio's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust. A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six-months ended April 30, 2026, the Portfolio paid $424,475 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and up to 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the six-months ended April 30, 2026, the Portfolio earned cash management credits of $13,412, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.90% of the Portfolio’s average daily net assets.

The Adviser, as of January 1, 2024, has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Portfolio’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Portfolio’s share classes until March 1, 2027. In addition, the Adviser may receive from the Portfolio the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2027. This agreement terminates automatically upon the termination of the advisory agreement. The amounts subject to recapture by the Adviser are $97,839 expiring in 2027, $156,663 expiring in 2028 and $107,311 expiring in 2029. During the six-months ended April 30, 2026, the Portfolio recaptured $236,138 of previously waived fees.

6. Investment Transactions:

For the six-months ended April 30, 2026, the purchases of $568,283,599 and sales of $502,767,857 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

7. Share Transactions:

Capital share transactions made were as follows:

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Investor Class Shares:
Issued	1,554,986	3,484,470
Reinvestment of Distributions	618,262	449,667
Redeemed	(1,064,655)	(3,209,663)
Net Increase in Shares Outstanding from Investor Class Share Transactions	1,108,593	724,474
I Class Shares:
Issued	5,645,586	10,722,930
Reinvestment of Distributions	1,225,224	959,149
Redeemed	(3,961,979)	(7,966,687)
Net Increase in Shares Outstanding from I Class Share Transactions	2,908,831	3,715,392
Y Class Shares:
Issued	149,374	39,984
Reinvestment of Distributions	10,024	6,404
Redeemed	(77,324)	(133,554)
Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	82,074	(87,166)
Net Increase in Shares Outstanding from Share Transactions	4,099,498	4,352,700

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire July 27, 2026. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the six-months ended April 30, 2026, the Portfolio had average borrowings of $2,883,846 and a maximum amount borrowed of $10,460,000 over a period of 26 days at a weighted average interest rate of 6.77%. Interest accrued on the borrowings during the period was $7,084. As of April 30, 2026, the Portfolio did not have any borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2025.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$29,458,997	$5,516,430	$34,975,427
2024	25,263,131	—	25,263,131

As of October 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$26,155,049
Undistributed Long-Term Capital Gains	30,137,348
Net Unrealized Appreciation	344,903,314
Total Distributable Earnings	$401,195,711

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2026, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,034,796,841	$603,003,598	$(43,926,697)	$559,076,901

The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective. Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, which in turn could negatively impact the Portfolio's performance and cause losses on your investment in the Portfolio. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks and including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Portfolio is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Portfolio to sell such investments at inopportune times, which could result in losses to the Portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Portfolio may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Portfolio may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio. Please refer to the Portfolio’s current prospectus for a discussion of the risks associated with investing in the Portfolio.

11. Concentration of Shareholders:

As of April 30, 2026, 91% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 58% of the Portfolio’s I Class Shares were held by three record shareholders, and 97% of the Portfolio’s Y Class Shares outstanding were held by one record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12. Indemnifications:

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

13. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six-months ended as of April 30, 2026, there were no securities on loan for the Portfolio.

14. Recent Accounting Pronouncements:

The Portfolio adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosure only and did not affect the Portfolio’s financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

15. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2026 (Unaudited)

OTHER INFORMATION (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1800

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)    A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)        Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026